Other Payables And Accruals - Summary of detailed information about other payables and accruals (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Disclosure Of Detailed Information About Accrued Expenses And Other Liabilities [Line Items]
Accruals and other payables	$ 114,718,709	$ 91,594,587
Contract liabilities	17,077,186	630,962	$ 47,270,998
Current accrued expenses and other current liabilities	$ 131,795,895	$ 92,225,549